SUMMARY OF LIABILITIES MEASURED AT THE PRESENT VALUE OF THE REMAINING LEASE PAYMENTS, DISCOUNTED USING THE LESSEE’S INCREMENTAL BORROWING RATE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2019	Dec. 31, 2018
Changes In Accounting Policies And Disclosures
Operating lease commitments				¥ 19,695
Discounted using weighted average incremental borrowing rate			¥ 15,496
Lease liabilities	¥ 485	¥ 46,729	¥ 19,380